Inventories	12 Months Ended
Sep. 30, 2024
Inventories
Inventories

Note 4 – Inventories, net

Inventories consisted of the following:

	September 30,	September 30,
	2024	2023

Raw materials	$3,635,548	$1,619,534
Finished goods	-	1,224,555
Sub-total	3,635,548	2,844,089
Less: allowance for inventories	(306,204)	(188,856)
Inventories, net	$3,329,344	$2,655,233

The movement of allowance for inventory reserve was as follows:

	September 30,	September 30,
	2024	2023

Balance as of beginning of year	$188,856	-
Addition	107,008	195,355
Translation adjustments	10,340	(6,499)
Balance as of end of year	$306,204	$188,856